Series C Convertible Preferred Stock - Summary of Aggregate Values Recorded (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 09, 2021	Dec. 31, 2020
Series C convertible preferred stock recorded at amortized cost
Principal		$ 22,308	$ 22,308
Settlement premium		5,577	5,577
Unamortized discounts and fees		(9,250)	(1,884)
Net carrying amount	$ 0	$ 18,635	26,001
Series C convertible preferred stock recorded at fair value
Series C convertible preferred stock issued in exchange for convertible notes			2,254
Change in fair value of Series C convertible preferred stock exchanged for convertible notes			264
Total Series C convertible preferred stock			$ 28,519